Other current assets	12 Months Ended
Dec. 31, 2021
Other current assets
Other current assets

9.    Other current assets

At December 31, 2021 and 2020, other current assets consisted of the following:

Other current assets

in € THOUS

	2021	2020

Payments on account	182,239	278,788
Income tax receivable	177,150	136,048
Debt securities	136,362	161,688
Other tax receivable	109,586	108,375
Deposit / guarantee / security	22,822	17,577
Prepaid insurance	21,160	24,888
Receivables for supplier rebates	20,662	90,388
Notes receivable	18,873	20,599
Prepaid rent	14,237	13,082
Loans to customers or suppliers	8,990	19,147
Derivatives	3,417	6,470
Other	160,653	176,928
Other current assets	876,151	1,053,978

The item "Other" in the table above includes various prepaid expenses relating to, amongst others, utility costs, royalty payments and freight expense.